Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Effective tax rate	(27.10%)	14.00%	20.50%	9.00%